Income Tax (Details 4) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Income Tax - Deferred Tax Carry Forwards Details 4
Tax loss carry forwards	$ 4,607	$ 4,270
Less: Valuation allowance	(4,607)	(4,270)
Total	$ 0	$ 0